Average Annual Total Returns - VIPFundsManagerFunds-ServiceService2ComboPRO - VIPFundsManagerFunds-ServiceService2ComboPRO - VIP FundsManager 50% Portfolio	Apr. 29, 2024
VIP FundsManager 50% Portfolio - Service Class | Return Before Taxes
Average Annual Return:
Past 1 year	12.85%
Past 5 years	7.52%
Past 10 years	5.51%
VIP FundsManager 50% Portfolio - Service Class 2 | Return Before Taxes
Average Annual Return:
Past 1 year	12.65%
Past 5 years	7.36%
Past 10 years	5.35%
SP001
Average Annual Return:
Past 1 year	26.29%
Past 5 years	15.69%
Past 10 years	12.03%
F0901
Average Annual Return:
Past 1 year	13.58%
Past 5 years	7.18%
Past 10 years	5.62%